Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Stockholders' Equity [Abstract]
Dividends declared on common shares (CAD per share)	$ 0.535	$ 0.505